Note 24 - Financial Instruments and Related Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade and other payables	$ 50,183	$ 35,567
Debt facilities, balance	149,512	31,769	$ 43,938
Equipment financing obligations	5,847	9,305
Other liabilities	3,787	$ 655
	209,329
Contractual cash flows [member]
Statement Line Items [Line Items]
Trade and other payables	50,183
Debt facilities, balance	192,596
Equipment financing obligations	6,251
Other liabilities	3,787
	252,817
Less than 1 year [member]
Statement Line Items [Line Items]
Trade and other payables	50,183
Debt facilities, balance	4,606
Equipment financing obligations	3,145
Other liabilities
	57,934
From 1 to 3 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities, balance	28,067
Equipment financing obligations	2,499
Other liabilities
	30,566
From 4 to 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities, balance	159,923
Equipment financing obligations	607
Other liabilities
	160,530
After 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities, balance
Equipment financing obligations
Other liabilities	3,787
	$ 3,787